Leases - Future Minimum Payments for Leases under ASC 840 (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases
2019	$ 55,120
2020	52,228
2021	43,490
2022	29,131
2023	19,829
2024 and thereafter	71,895
Total lease payments	271,693
Capital Leases
2019	2,484
2020	2,458
2021	2,751
2022	3,032
2023	2,773
2024 and thereafter	10,317
Total lease payments	23,815
Total
2019	57,604
2020	54,686
2021	46,241
2022	32,163
2023	22,602
2024 and thereafter	82,212
Total lease payments	$ 295,508